UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21784

Name of Fund: BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Enhanced Dividend AchieversTM Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2009 (Unaudited)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense—2.2%
General Dynamics Corp.	63,900	$3,539,421
United Technologies Corp.	164,000	8,933,080

		12,472,501

Automotive—0.4%
Johnson Controls, Inc.	96,200	2,489,656

Basic Materials—3.0%
Nucor Corp.	63,700	2,832,739
PPG Industries, Inc.	79,450	4,369,750
Praxair, Inc.	37,800	2,955,204
RPM International, Inc.	246,100	3,927,756
Sherwin-Williams Co. (The)	25,200	1,455,300
Vulcan Materials Co.	29,100	1,381,668

		16,922,417

Building & Development—0.2%
Masco Corp.	98,700	1,374,891

Consumer Products—28.2%
Altria Group, Inc. (a)	570,700	10,004,371
Archer-Daniels-Midland Co.	86,800	2,614,416
Clorox Co.	47,700	2,910,177
Coca-Cola Co. (The)	475,300	23,688,952
Colgate-Palmolive Co.	80,200	5,809,688
Family Dollar Stores, Inc.	38,400	1,206,528
Fastenal Co.	39,400	1,401,458
H&R Block, Inc.	74,600	1,245,074
Harley-Davidson, Inc.	103,925	2,348,705
Hershey Co. (The)	35,900	1,434,205
Home Depot, Inc.	103,100	2,674,414
Kimberly-Clark Corp.	94,100	5,500,145
Lowe’s Cos., Inc.	274,800	6,172,008
McDonald’s Corp.	281,900	15,521,414
PepsiCo, Inc.	236,700	13,432,725
Philip Morris International, Inc.	224,400	10,457,040
Procter & Gamble Co. (The)	258,300	14,338,233
Sysco Corp.	109,600	2,604,096
Target Corp.	151,300	6,599,706
TJX Cos., Inc.	91,800	3,325,914
Universal Corp.	73,161	2,785,239
VF Corp.	22,000	1,423,180
Wal-Mart Stores, Inc.	417,900	20,844,852

		158,342,540

Energy—8.4%
Chevron Corp.	360,100	25,016,147
Exxon Mobil Corp.	317,600	22,355,864

		47,372,011

Financial Institutions—11.0%
Aflac, Inc.	104,400	3,952,584
Allstate Corp. (The)	101,400	2,728,674
Associated Banc-Corp.	78,100	846,604
Bank of Hawaii Corp.	71,100	2,728,107
BB&T Corp.	289,100	6,614,608
Chubb Corp.	62,000	2,863,160
Mercury General Corp.	41,700	1,462,419
Northern Trust Corp.	27,600	1,650,756
State Street Corp.	23,200	1,166,960
T. Rowe Price Group, Inc.	74,500	3,479,895
TCF Financial Corp.	207,900	2,939,706
U.S. Bancorp	393,700	8,035,417
Valley National Bancorp	106,300	1,352,136
Wells Fargo & Co.	892,740	21,836,420

		61,657,446

Health Care—5.6%
Becton Dickinson & Co.	44,700	2,912,205
Johnson & Johnson (a)	340,000	20,702,600
Medtronic, Inc.	215,700	7,640,094

		31,254,899

Industrials—21.0%
3M Co.	255,400	18,010,808
Abbott Laboratories	388,200	17,465,118

Common Stocks	Shares	Value

Industrials— (concluded)
Caterpillar, Inc.	144,400	$6,362,264
Dover Corp.	45,000	1,530,450
Eli Lilly & Co.	449,400	15,679,566
Emerson Electric Co.	274,000	9,968,120
General Electric Co.	1,385,500	18,565,700
Leggett & Platt, Inc.	60,231	1,045,008
Parker Hannifin Corp.	32,500	1,439,100
Pfizer, Inc.	1,448,700	23,077,791
Stanley Works (The)	79,500	3,191,925
W.W. Grainger, Inc.	18,000	1,618,380

		117,954,230

Media—0.3%
McGraw-Hill Cos., Inc. (The)	47,400	1,485,990

Real Estate Investment Trust—1.2%
HCP, Inc.	71,000	1,828,960
Liberty Property Trust	50,900	1,413,493
Realty Income Corp. (b)	71,200	1,678,896
Vornado Realty Trust	31,937	1,629,426

		6,550,775

Technology—6.9%
Automatic Data Processing, Inc.	100,460	3,742,135
International Business Machines Corp.	226,700	26,734,731
Linear Technology Corp.	106,800	2,869,716
Paychex, Inc.	61,100	1,619,150
Pitney Bowes, Inc.	167,546	3,459,825

		38,425,557

Telecommunications—5.6%
AT&T Inc.	894,600	23,465,358
CenturyTel, Inc.	259,100	8,133,149

		31,598,507

Transportation—0.3%
C.H. Robinson Worldwide, Inc.	33,500	1,826,755

Utilities—4.2%
Atmos Energy Corp. (a)	136,200	3,699,192
Consolidated Edison, Inc.	162,000	6,376,320
FPL Group, Inc.	63,700	3,609,879
Progress Energy, Inc.	195,400	7,706,576
Vectren Corp.	78,700	1,932,872

		23,324,839

Total Long-Term Investments (Cost—$655,492,402)—98.5%		553,053,014

Short-Term Securities	Shares/Beneficial Interest

BlackRock Liquidity Funds, TempFund, 0.29% (c)(d)	11,621,393	11,621,393
BlackRock Liquidity Series, LLC Money Market Series, 0.44% (c)(d)(e)	367,500	367,500

Total Short-Term Securities (Cost—$11,988,893)—2.2%		11,988,893

Total Investments Before Outstanding Options Written (Cost—$667,481,295*)—100.7%		565,041,907

Options Written	Contracts

Exchange-Traded Call Options Written—(1.7)%
3M Co., Strike Price $60, Expires 8/24/09	(586)	(624,090)
Abbott Laboratories, Strike Price $46, Expires 8/24/09	(200)	(10,000)
Abbott Laboratories, Strike Price $48, Expires 9/21/09	(970)	(43,650)
Aflac, Inc., Strike Price $32, Expires 8/24/09	(570)	(339,150)
Allstate Corp. (The), Strike Price $26, Expires 8/24/09	(555)	(91,575)

1	JULY 31, 2009

Schedule of Investments (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (continued)
Altria Group, Inc., Strike Price $17, Expires 8/24/09	(2,560)	$(172,800)
Archer-Daniels-Midland Co., Strike Price $30, Expires 9/21/09	(480)	(84,000)
AT&T Inc., Strike Price $25, Expires 8/24/09	(1,070)	(149,265)
AT&T Inc., Strike Price $25, Expires 9/21/09	(3,350)	(557,775)
AT&T Inc., Strike Price $27, Expires 9/19/09	(500)	(26,750)
Automatic Data Processing, Inc., Strike Price $36, Expires 8/24/09	(550)	(92,125)
BB&T Corp., Strike Price $22.50, Expires 9/21/09	(720)	(109,800)
BB&T Corp., Strike Price $24, Expires 8/24/09	(175)	(6,562)
Becton Dickinson & Co., Strike Price $70, Expires 8/24/09	(120)	(3,000)
Becton Dickinson & Co., Strike Price $75, Expires 9/21/09	(130)	(2,275)
C.H. Robinson Worldwide, Inc., Strike Price $55, Expires 8/24/09	(180)	(21,150)
Caterpillar, Inc., Strike Price $36, Expires 8/24/09	(50)	(41,500)
Caterpillar, Inc., Strike Price $37, Expires 8/24/09	(400)	(294,000)
Caterpillar, Inc., Strike Price $39, Expires 8/24/09	(345)	(191,475)
CenturyTel, Inc., Strike Price $30, Expires 9/21/09	(400)	(80,000)
Chevron Corp., Strike Price $70, Expires 8/24/09	(1,425)	(171,000)
Chevron Corp., Strike Price $70, Expires 9/21/09	(555)	(111,000)
Coca-Cola Co. (The), Strike Price $47.50, Expires 8/24/09	(1,079)	(275,145)
Coca-Cola Co. (The), Strike Price $50, Expires 09/21/09	(585)	(73,125)
Coca-Cola Co. (The), Strike Price $50, Expires 8/24/09	(950)	(73,625)
Colgate-Palmolive Co., Strike Price $75, Expires 8/24/09	(300)	(16,500)
Colgate-Palmolive Co., Strike Price $75, Expires 9/21/09	(141)	(17,625)
Consolidated Edison, Inc., Strike Price $40, Expires 8/24/09	(200)	(7,000)
Dover Corp., Strike Price $35, Expires 8/24/09	(250)	(13,750)
Emerson Electric Co., Strike Price $35, Expires 9/21/09	(410)	(98,400)
Emerson Electric Co., Strike Price $36, Expires 9/21/09	(145)	(26,462)
Exxon Mobil Corp., Strike Price $70, Expires 8/24/09	(132)	(19,140)
Family Dollar Stores, Inc., Strike Price $32.50, Expires 9/21/09	(210)	(18,375)
FPL Group, Inc., Strike Price $60, Expires 9/21/09	(170)	(10,200)
General Dynamics Corp., Strike Price $55, Expires 9/21/09	(350)	(89,250)
General Electric Co., Strike Price $12, Expires 8/24/09	(3,750)	(555,000)
General Electric Co., Strike Price $13, Expires 8/24/09	(2,550)	(178,500)
General Electric Co., Strike Price $13, Expires 9/21/09	(1,300)	(124,800)
H&R Block, Inc., Strike Price $17, Expires 8/24/09	(171)	(5,130)
Harley-Davidson, Inc., Strike Price $19, Expires 8/24/09	(320)	(120,000)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (continued)
Harley-Davidson, Inc., Strike Price $21, Expires 8/24/09	(250)	$(52,500)
HCP, Inc., Strike Price $25, Expires 8/24/09	(150)	(18,375)
HCP, Inc., Strike Price $25, Expires 9/21/09	(240)	(39,600)
Home Depot, Inc., Strike Price $26, Expires 8/24/09	(565)	(42,658)
Johnson & Johnson, Strike Price $55, Expires 8/24/09	(180)	(107,100)
Johnson & Johnson, Strike Price $60, Expires 8/24/09	(340)	(52,700)
Liberty Property Trust, Strike Price $25, Expires 8/24/09	(280)	(84,000)
Lowe’s Cos., Inc., Strike Price $22, Expires 9/21/09	(1,510)	(218,950)
Masco Corp., Strike Price $10, Expires 8/24/09	(294)	(116,130)
Masco Corp., Strike Price $10, Expires 9/21/09	(250)	(101,250)
McGraw-Hill Cos., Inc. (The), Strike Price $35, Expires 9/21/09	(260)	(10,400)
Medtronic, Inc., Strike Price $35, Expires 8/24/09	(960)	(105,600)
Medtronic, Inc., Strike Price $36, Expires 8/24/09	(225)	(13,500)
Northern Trust Corp., Strike Price $60, Expires 8/24/09	(150)	(25,500)
Nucor Corp., Strike Price $48, Expires 9/21/09	(350)	(38,500)
PepsiCo, Inc., Strike Price $57.50, Expires 9/21/09	(1,300)	(162,500)
Pfizer, Inc., Strike Price $15, Expires 9/21/09	(5,370)	(612,180)
Pfizer, Inc., Strike Price $16, Expires 9/21/09	(498)	(27,390)
Philip Morris International, Inc., Strike Price $45, Expires 8/24/09	(570)	(119,700)
Philip Morris International, Inc., Strike Price $47, Expires 9/21/09	(660)	(97,350)
Pitney Bowes, Inc., Strike Price $22.50, Expires 8/24/09	(460)	(3,450)
PPG Industries, Inc., Strike Price $45, Expires 8/24/09	(440)	(442,200)
Praxair, Inc., Strike Price $75, Expires 8/24/09	(210)	(88,200)
Sherwin-Williams Co. (The), Strike Price $55, Expires 8/24/09	(140)	(43,400)
Stanley Works (The), Strike Price $35, Expires 8/24/09	(46)	(22,770)
State Street Corp., Strike Price $50, Expires 9/21/09	(128)	(38,720)
Sysco Corp., Strike Price $25, Expires 8/24/09	(600)	(13,500)
T. Rowe Price Group, Inc., Strike Price $45, Expires 8/24/09	(210)	(55,650)
T. Rowe Price Group, Inc., Strike Price $45, Expires 9/21/09	(200)	(70,000)
Target Corp., Strike Price $42, Expires 9/21/09	(830)	(257,300)
TCF Financial Corp., Strike Price $15, Expires 8/24/09	(573)	(12,892)
TCF Financial Corp., Strike Price $15, Expires 9/21/09	(285)	(17,100)
U.S. Bancorp, Strike Price $20, Expires 8/24/09	(1,000)	(85,000)
U.S. Bancorp, Strike Price $20, Expires 9/21/09	(1,180)	(150,450)

JULY 31, 2009	2

Schedule of Investments (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (concluded)
United Technologies Corp., Strike Price $50, Expires 8/24/09	(100)	$(46,000)
United Technologies Corp., Strike Price $55, Expires 8/24/09	(100)	(10,500)
United Technologies Corp., Strike Price $55, Expires 9/21/09	(700)	(122,500)
Universal Corp., Strike Price $35, Expires 8/24/09	(275)	(105,875)
Universal Corp., Strike Price $40, Expires 8/24/09	(127)	(13,335)
Valley National Bancorp, Strike Price $12.50, Expires 8/24/09	(580)	(30,450)
VF Corp., Strike Price $65, Expires 9/21/09	(120)	(31,200)
Vornado Realty Trust, Strike Price $50, Expires 8/24/09	(175)	(40,688)
Vulcan Materials Co., Strike Price $45, Expires 8/24/09	(160)	(56,000)
W.W. Grainger, Inc., Strike Price $80, Expires 8/24/09	(100)	(100,500)
Wal-Mart Stores, Inc., Strike Price $50, Expires 8/24/09	(905)	(72,400)
Wal-Mart Stores, Inc., Strike Price $50, Expires 9/21/09	(1,400)	(182,700)
Wells Fargo & Co., Strike Price $25, Expires 8/24/09	(2,300)	(143,750)
Wells Fargo & Co., Strike Price $26, Expires 8/24/09	(560)	(18,200)
Wells Fargo & Co., Strike Price $27, Expires 8/24/09	(1,050)	(15,750)
Wells Fargo & Co., Strike Price $27, Expires 9/21/09	(1,000)	(60,000)

Total Exchange-Traded Call Options Written		(9,341,332)

Over-the-Counter Call Options Written—(0.8)%
3M Co., Strike Price $61.90, Expires 8/04/09, Broker Morgan Stanley & Co., Inc.	(83,000)	(720,440)
Atmos Energy Corp., Strike Price $26.51, Expires 9/25/09, Broker Credit Suisse First Boston	(75,000)	(75,661)
Bank of Hawaii Corp., Strike Price $42.34, Expires 8/14/09, Broker Credit Suisse First Boston	(39,000)	(587)
BB&T Corp., Strike Price $24.22, Expires 10/02/09, Broker Citigroup Global Markets	(69,500)	(55,205)
CenturyTel, Inc., Strike Price $33, Expires 8/25/09, Broker Jefferies & Co., Inc.	(340)	(10,948)
CenturyTel, Inc., Strike Price $33, Expires 8/25/09, Broker Morgan Stanley & Co., Inc.	(68,500)	(22,072)
Chubb Corp., Strike Price $40.95, Expires 8/13/09, Broker Morgan Stanley & Co., Inc.	(34,000)	(177,820)
Clorox Co., Strike Price $58.58, Expires 9/03/09, Broker Morgan Stanley & Co., Inc.	(26,000)	(82,010)
Consolidated Edison, Inc., Strike Price $37.81, Expires 8/17/09, Broker Goldman Sachs & Co.	(51,000)	(82,110)
Eli Lilly & Co., Strike Price $35.46, Expires 8/28/09, Broker Credit Suisse First Boston	(246,500)	(163,094)
Emerson Electric Co., Strike Price $34.81, Expires 8/10/09, Broker Citigroup Global Markets	(95,000)	(202,504)
Exxon Mobil Corp., Strike Price $71, Expires 8/31/09, Broker Jefferies & Co., Inc.	(133)	(18,913)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Exxon Mobil Corp., Strike Price $72.45, Expires 8/07/09, Broker Citigroup Global Markets	(148,000)	$(22,204)
Fastenal Co., Strike Price $36.88, Expires 9/14/09, Broker UBS Securities LLC	(22,000)	(26,417)
FPL Group, Inc., Strike Price $57.19, Expires 8/14/09, Broker Credit Suisse First Boston	(18,200)	(21,026)
H&R Block, Inc., Strike Price $16.89, Expires 8/17/09, Broker Citigroup Global Markets	(24,000)	(7,158)
Hershey Co. (The), Strike Price $39.29, Expires 9/18/09, Broker Credit Suisse First Boston	(19,700)	(30,823)
International Business Machines Corp., Strike Price $111.30, Expires 8/17/09, Broker Morgan Stanley & Co., Inc.	(33,000)	(248,055)
International Business Machines Corp., Strike Price $116.96, Expires 9/03/09, Broker Morgan Stanley & Co., Inc.	(91,500)	(382,085)
Johnson & Johnson, Strike Price $56, Expires 8/27/09, Broker UBS Securities LLC	(1,350)	(730,350)
Johnson Controls, Inc., Strike Price $23.43, Expires 8/17/09, Broker Credit Suisse First Boston	(53,000)	(116,175)
Kimberly-Clark Corp., Strike Price $59.10, Expires 9/25/09, Broker Goldman Sachs & Co.	(35,000)	(49,806)
Linear Technology Corp., Strike Price $25.50, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(58,500)	(89,505)
McDonald’s Corp., Strike Price $60, Expires 8/21/09, Broker Goldman Sachs & Co.	(47,000)	(2,497)
Mercury General Corp., Strike Price $33.83, Expires 8/07/09, Broker Credit Suisse First Boston	(23,000)	(28,980)
Parker Hannifin Corp., Strike Price $44, Expires 8/17/09, Broker Barclays Capital, Inc.	(180)	(27,723)
Paychex, Inc., Strike Price $26.43, Expires 8/28/09, Broker Credit Suisse First Boston	(33,500)	(17,655)
Pfizer, Inc., Strike Price $15.14, Expires 8/17/09, Broker Citigroup Global Markets	(210,000)	(202,759)
Pitney Bowes, Inc., Strike Price $22.50, Expires 9/18/09, Broker Morgan Stanley & Co., Inc.	(46,000)	(8,390)
Procter & Gamble Co. (The), Strike Price $56.14, Expires 8/14/09, Broker Goldman Sachs & Co.	(49,500)	(59,285)
Procter & Gamble Co. (The), Strike Price $56.53, Expires 8/31/09, Broker Goldman Sachs & Co.	(68,200)	(105,459)
Progress Energy, Inc., Strike Price $36.50, Expires 8/12/09, Broker UBS Securities LLC	(10,400)	(30,368)
Progress Energy, Inc., Strike Price $38.02, Expires 8/28/09, Broker Credit Suisse First Boston	(97,000)	(166,495)
Realty Income Corp., Strike Price $23.50, Expires 9/18/09, Broker Citigroup Global Markets	(39,000)	(35,175)
RPM International, Inc., Strike Price $15.50, Expires 9/24/09, Broker Citigroup Global Markets	(23,000)	(16,038)
RPM International, Inc., Strike Price $16, Expires 8/05/09, Broker Citigroup Global Markets	(50,000)	(11,934)

3	JULY 31, 2009

Schedule of Investments (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (concluded)
RPM International, Inc., Strike Price $16.36, Expires 8/28/09, Broker Citigroup Global Markets	(62,500)	$(32,923)
Stanley Works (The), Strike Price $37.30, Expires 8/21/09, Broker JPMorgan Chase Securities	(39,000)	(113,449)
TCF Financial Corp., Strike Price $15.50, Expires 9/10/09, Broker Credit Suisse First Boston	(28,500)	(8,993)
TJX Cos., Inc., Strike Price $32, Expires 8/17/09, Broker Morgan Stanley & Co., Inc.	(50,000)	(223,667)
Vectren Corp., Strike Price $24.31, Expires 8/04/09, Broker UBS Securities LLC	(41,500)	(15,064)

Total Over-the-Counter Call Options Written		(4,441,822)

Total Options Written (Premiums Received $7,970,195)—(2.5)%		(13,783,154)

Total Investments Net of Outstanding Options Written—98.2%		551,258,753
Other Assets in Excess of Liabilities—1.8%		10,075,786

Net Assets—100.0%		$561,334,539

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$691,930,660

Gross unrealized appreciation	$14,068,545
Gross unrealized depreciation	(140,957,298)

Net unrealized depreciation	$(126,888,753)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Security, or a portion of security, is on loan.

(c)	Represents current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	11,621,393	$235,535
BlackRock Liquidity Series, LLC Money Market Series	(21,206,500)	$36,532

(e)	Security purchased with the cash proceeds from securities loans.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$553,053,014
Short-Term Securities	11,621,393
Total Level 1	564,674,407

Level 2 – Short-Term Securities	367,500
Level 3	—

Total	$565,041,907

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Other Financial Instruments[2]

Liabilities

Level 1	$(9,341,332)
Level 2	(4,441,822)
Level 3	—

Total	$(13,783,154)

[2]	Other financial instruments are options written and are shown at market value.

JULY 31, 2009	4

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Dividend AchieversTM Trust

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Enhanced Dividend AchieversTM Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Dividend AchieversTM Trust

Date: September 22, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Enhanced Dividend AchieversTM Trust

Date: September 22, 2009